American Beacon Treasury Inflation Protected Securities Fund | American Beacon Treasury Inflation Protected Securities Fund
American BeaconTreasury Inflation Protected Securities FundSM
Investment Objective
The Fund’s investment objective is inflation protection and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 10 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 28 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Treasury Inflation Protected Securities Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Treasury Inflation Protected Securities Fund		A Class	C Class	Y Class	Institutional Class		Investor Class
Management fees		0.11%	0.11%	0.11%	0.11%		0.11%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none		none
Other Expenses		0.71%	0.68%	0.51%	0.26%		0.66%
Total annual fund operating expenses		1.07%	1.79%	0.62%	0.37%		0.77%
Expense reduction and Reimbursement		0.07%	0.01%	0.01%	0.10%	[1]	0.08%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.00%	1.78%	0.61%	0.27%		0.69%
[1]	The Manager has contractually agreed to reduce administrative services fees for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through April 30, 2014. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Expense Reduction and Reimbursement of a class to exceed the percentage limit contractually agreed.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class and Investor Class of the Fund for Other Expenses, as applicable, through April 30, 2014 to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.78% for the C Class, 0.61% for the Y Class and 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be only changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Treasury Inflation Protected Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	572	792	1,030	1,712
C Class	281	563	969	2,105
Y Class	62	197	344	773
Institutional Class	28	109	197	458
Investor Class	70	237	419	946

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
American Beacon Treasury Inflation Protected Securities Fund C Class	181	563	969	2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 286% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Under normal circumstances, the Fund’s dollar-weighted average maturity is expected to be between three and twenty years.

Inflation-indexed securities, also known as inflation-protected securities, are fixed-income instruments structured such that their interest and/or principal payments are adjusted in order to provide a total return exceeding inflation over the long term.

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.

NISA Investment Advisors, L.L.C. uses strategic (top-down) and tactical (bottom-up) analyses to determine a strategy whose goal is to outperform the Fund’s benchmark. Standish Mellon Asset Management Company LLC’s investment process combines top down cyclical macroeconomic analysis with bottom-up relative value analysis. Standish Mellon Asset Management Company LLC’s top-down research contributes 60% – 70% of the value added and drives duration and yield curve strategies. The remaining 30% – 40% of the value added is generated by Standish Mellon Asset Management Company LLC’s bottom-up issue selection focusing on the issue’s theoretical fair value, seasonality impacts and supply/demand.

The Fund may also invest cash balances in other investment companies, including money market funds.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency, will fail to make timely payment of interest or principal. A decline in an issuer’s credit rating can cause the price of its bonds to go down.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Income Risk

Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund’s distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Interest Rate Risk

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Events Risk

Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s portfolio is subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the securities. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Treasury Inflation-Protected Securities (TIPS) Funds Index, a composite of mutual funds comparable to the Fund. The bar chart does not reflect any charges, which would reduce your return. The chart and the table below show the performance of the Fund’s Investor Class shares for all periods. The Fund began offering Institutional Class shares on June 30, 2004, Investor Class shares on March 2, 2009, Y Class shares on March 1, 2010, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. The performance of the Investor Class shares shown in the chart and table below represents the returns of the Institutional Class shares from June 30, 2004 to March 2, 2009 and the performance of the Investor Class shares from March 2, 2009 to December 31, 2012. Performance for the Y Class, A Class and C Class shares represents: (1) the returns achieved by the Institutional Class shares from June 30, 2004 to March 2, 2009, (2) the returns achieved by the Investor Class shares from March 2, 2009 to the inception date of the Y Class, A Class and C Class shares, respectively; and (3) the returns achieved by each such share class through December 31, 2012. In each case, the older share classes would have had similar annual returns to the newer share classes because the shares are invested in the same portfolio securities. However, because the older share classes had lower expenses, their performance was better than the newer share classes would have realized in the same period. You may obtain updated performance information on the Funds’ website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year
[1]	The bar chart previously reflected the performance of the Fund's Institutional Class shares. The bar chart currently shows the performance of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.

Highest Quarterly Return: (1/1/05 through 12/31/12)	5.70% (1st Quarter 2008)
Lowest Quarterly Return: (1/1/05 through 12/31/12)	-4.82% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns American Beacon Treasury Inflation Protected Securities Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	[1][2]		4.32%	5.14%	5.12%	Mar. 02, 2009
Investor Class After Taxes on Distributions	[1][2]		2.79%	4.12%	3.87%	Mar. 02, 2009
Investor Class After Taxes on Distributions and Sales	[1][2]		3.49%	3.92%	3.72%	Mar. 02, 2009
A Class	[1][2]		(0.91%)	3.94%	4.41%	May 17, 2010
C Class	[1][2]		2.26%	4.60%	4.80%	Sep. 01, 2010
Y Class	[1][2]		4.42%	5.26%	5.19%	Mar. 01, 2010
Institutional Class	[1][2]		4.80%	5.48%	5.32%	Jun. 30, 2004
Barclays Capital® 1-10 Yr. U.S. TIPS Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	5.04%	5.64%	5.62%	Jun. 30, 2004
Lipper TIPS Funds Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	6.47%	6.35%	6.07%	Jun. 30, 2004
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[2]	The table previously reflected the after-tax return of the Fund's Institutional Class shares. The table currently shows the after-tax return of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.